UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: October 31, 2008

                   DATE OF REPORTING PERIOD: October 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

                       THE ADVISORS' INNER CIRCLE FUND II

(ABERDEEN LOGO)

ABERDEEN EMERGING MARKETS FUND

ANNUAL REPORT                                                   OCTOBER 31, 2008

                                                  INVESTMENT ADVISER:
                                                  ABERDEEN ASSET MANAGEMENT INC.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

                                TABLE OF CONTENTS

Shareholders' Letter ...........................................     1

Schedule of Investments ........................................     7

Statement of Assets and Liabilities ............................    11

Statement of Operations ........................................    12

Statement of Changes in Net Assets .............................    13

Financial Highlights ...........................................    14

Notes to Financial Statements ..................................    15

Report of Independent Registered Public Accounting Firm ........    24

Disclosure of Fund Expenses ....................................    25

Trustees and Officers of The Advisors' Inner Circle Fund II ....    28

Notice to Shareholders .........................................    38

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-392-2626; and (ii) on the SEC's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

Dear Valued Shareholder:

ECONOMIC AND MARKET CONDITIONS

After five years of gains, emerging markets succumbed to the pressures of the global financial crisis during the period under review. Stock markets everywhere have fallen sharply in the wake of unparalleled losses on Wall Street. This distress has shaken the financial system to the core, resulting in the collapse of famous names. As confidence evaporated and banks stopped lending, problems multiplied, necessitating emergency liquidity injections, interest rate cuts and deposit guarantees. Emerging equities could not escape the collapse in investor confidence and capital flight accelerated. Hungary needed financial aid from the IMF and European Central Bank, while other emerging economies received similar bailouts. The MSCI Emerging Markets Index (Gross) tumbled 56.2% in U.S. dollar terms by the end of the reporting period in October, one of the worst months on record for global stock markets. Previous years' high-flyers China and India were among the worst hit, while resource-rich economies like Russia and Latin America also took a beating after commodity and oil prices came off their record highs. Countries with high external financing needs, such as Turkey, Hungary and South Africa, were further hit by sharp falls in their currencies. The U.S. Federal Reserve set up currency swap arrangements with Korea, Brazil and Mexico to ease U.S. dollar shortage.

Economic data also deteriorated. Although many developing countries are much better placed now than during previous episodes of financial stress, having built up foreign exchange reserves and prevented their banks from overextending themselves, the extraordinary seizing-up of global credit markets meant that few countries were spared decelerating growth. Many boom nations of Asia, Latin America and Eastern Europe have slowed considerably, prompting downgrades to annual growth forecasts. Policymakers were briefly distracted by rising food and fuel-led inflation, which led to widespread monetary tightening. Only later did this threat fade. China, for example, lowered its key interest rates for the first time in six years in September to stimulate growth, and followed this up with further cuts in October. Other countries followed suit.

The fractious political climate in several countries exacerbated investor pessimism. In South Africa, Kgalema Motlanthe became the country's interim president after the ruling African National Congress party forced his predecessor to resign, while Russia paid a heavy price for its incursion into Georgia. Argentine president Cristina Fernandez's popularity suffered after a four-month dispute with farmers over her plan to increase agriculture export taxes; she later nationalised Argentina's private

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

pension scheme, a move widely criticised as a means for the government to access funds to avoid debt default. In Thailand, Somchai Wongsawat, took over as prime minister but was later charged for violating the constitution. Malaysian opposition leader Anwar Ibrahim, who faced charges of sexual misconduct, was sworn in to parliament, while deputy premier Najib Razak won his party's presidency uncontested, enabling him to become prime minister next March.

FUND PERFORMANCE REVIEW

Over the twelve month period, the Fund declined by 44.8% in U.S. dollar terms, compared with the benchmark MSCI Emerging Markets Index's (Gross) fall of 56.2%. The relative outperformance highlights the quality of our holdings and the defensiveness of their earnings. Both asset allocation and stock selection were positive, though these were offset slightly by a negative currency effect.

In terms of asset allocation, our underweight to China was the biggest contributor, followed by our underweight to Russia, which declined steeply towards the end of the period as risk premiums rose and the banking system began to look vulnerable.

In stock selection, our holdings in Mexico, like Fomento Economico Mexicano, and South Africa, such as Massmart Holdings and Truworths International, delivered strong results in a tough environment, enabling them to perform better than the local markets. Hang Lung Group and Swire Pacific in Hong Kong also contributed positively. Our Indian holdings, such as Hero Honda Motors, Housing Development Finance and GlaxoSmithKline Pharmaceuticals, fared well, a result of decent quarterly earnings backed by strong balance sheets. Turkey's BIM Birlesik Magazalar and Akbank proved relatively defensive investments. Better-than-expected results from our Korean holding, Samsung Electronics, helped the stock perform better than its peer group.

Our financial holdings generally fared better than the sector, given relatively strong capital and funding positions, and better risk management. Chile's Banco Santander and Malaysia's Public Bank stood out. Our two generic pharmaceutical companies, Richter Gedeon and Teva Pharmaceutical Industrials, also held up well. Our large underweight to industrials contributed to relative performance, as the sector became more exposed to weaker global growth expectations.

In portfolio activity, we introduced U.K.-based emerging markets lender Standard Chartered, Indian IT services company Infosys Technologies and Argentine steel-

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

pipe maker Tenaris on solid growth prospects. Conversely, we sold Chinese toll-road operator Zhejiang Expressway, which appeared expensive relative to other investment opportunities elsewhere.

FUTURE STRATEGY

As bottom-up stock pickers, our global allocation strategy is a function of where we can find good quality companies that are attractively valued. To this end, we will maintain our overweight to India, Hong Kong and Mexico:

- India - the country is now undergoing a period of consolidation as foreign liquidity contracts, while the recent Mumbai bombings have heightened tensions with neighboring Pakistan and may further dampen business sentiment. Despite external headwinds, the financial, IT, pharmaceutical and consumer sectors, in particular, remain attractive.

- Hong Kong - it offers listed companies that have diversified, regional business activities, particularly those that provide an exposure to China, albeit with better standards of accounting and transparency.

- Mexico - it offers both well-run companies and relative value, particularly among the mid-cap stocks.

Conversely, we will remain underweight to China, Taiwan, Korea and Russia:

- China - the country remains one of the most exciting growth stories in Asia but the positive macro environment is not always reflected at the corporate level. From a quality standpoint, we prefer to gain exposure via Hong Kong-listed Chinese companies, where standards of accounting and transparency are better.

- Taiwan - some companies are operationally well-run but more than half of the market consists of those involved in cyclical industries. Also, corporate governance and transparency are generally poor versus the rest of Asia.

- Korea - a relatively mature economy with well-known global brands such as Samsung and Hyundai. The key problem has been the domination by the chaebols, which are involved in too many businesses. Moves by the government to prevent hostile takeovers of domestic companies have also raised concerns.

By sector, we will maintain our underweight to cyclical/export dependent companies, favouring instead those that are benefiting from domestic consumption, like financials and consumer plays.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

- Underweight cyclicals - we remain wary of the boom/bust nature of cyclical stocks. We favour companies with healthy balance sheets and good cashflow generation, and few cyclical stocks meet these requirements.

- Overweight financials - we see financials as domestic consumption plays through which we can capitalise on the rise of the middle class in emerging markets, particularly given the low penetration of financial products.

- Overweight consumer (discretionary and staples) - we continue to like consumer-focused companies. This is based on our optimism about the potential for domestic demand growth in emerging markets, given their young, growing populations, and our conviction in the quality of our consumer holdings.

OUTLOOK

Despite the collective action by central banks to stabilise the financial system, risk aversion remains high and interbank rates have yet to normalise. As problems have spread to the real economy, the likelihood of a deep worldwide recession has increased. Although the depreciation in emerging market currencies vis-a-vis the U.S. dollar has improved competitiveness, emerging economies face a collapse as Western demand and sharp commodity price falls. Corporate earnings growth will be affected, but there is some comfort in the diminishing threat of inflation as demand falters and in the substantial reserves accumulated during the boom years by emerging market governments, which will allow them to pump prime their economies.

Given these multiple uncertainties, earnings expectations are having to be revised and profit warnings have become common. Still the better run companies will have some cushion in their cashflow and balance sheet strength to get through these convulsions. We remain vigilant but confident that our holdings will withstand the current crisis and emerge stronger.

Respectfully,


/s/ Devan Kaloo
Devan Kaloo
Head of Global Emerging Markets

THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

                       DEFINITION OF THE COMPARATIVE INDEX

The MSCI EMF (EMERGING MARKETS FREE) INDEX(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The MSCI EMF Index consists of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.

The MSCI EMF (Gross) return is with dividends added back in, before taxes, MSC EMF (Net) is after taxes.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

Growth of a $10,000 Investment

----------------------------------------
       AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIOD ENDED OCTOBER 31, 2008(1)
----------------------------------------
      One Year           Annualized
       Return        Inception to Date
----------------- ----------------------
      (44.80%)            (21.58%)
----------------- ----------------------

                              (PERFORMANCE GRAPH)

                                  MORGAN STANLEY    MORGAN STANLEY
                    ABERDEEN       MSCI EMERGING     MSCI EMERGING
Periods ended       EMERGING       MARKETS INDEX     MARKETS INDEX
on October 31st   MARKETS FUND        (GROSS)            (NET)
---------------   ------------     -------------     -------------
5/11/07*           $10,000           $10,000           $10,000
2007                12,670            13,679            13,657
2008                 6,994             5,990             5,962

*    COMMENCEMENT OF OPERATIONS.

(1) IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
         AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT,
    WHEN REDEEMED, MAY BE WORTH LESS THAN ORIGINAL COST. PAST PERFORMANCE IS
      NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE
  ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME
             REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS,
                      DO NOT REFLECT ANY FEES OR EXPENSES.
 IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
                             WOULD HAVE BEEN LOWER.
       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

 THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.
    THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

 RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
           PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

SECTOR WEIGHTINGS+ (UNAUDITED)

                                  (BAR CHART)

Financials                   29.0%
Information Technology       14.7%
Consumer Staples             13.6%
Energy                       13.6%
Consumer Discretionary        8.9%
Materials                     7.0%
Health Care                   6.7%
Telecommunication Services    4.9%
Industrials                   1.2%
Short-Term Investment         0.4%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 80.4%

                                                      SHARES           VALUE
                                                   ------------   --------------
ARGENTINA -- 1.7%
   Tenaris ADR .................................        157,000   $    3,232,630
                                                                  --------------
BRAZIL -- 3.3%
   Lojas Renner ................................        460,000        3,401,580
   Souza Cruz ..................................        157,000        2,726,113
                                                                  --------------
                                                                       6,127,693
                                                                  --------------
CHILE -- 2.3%
   Banco Santander Chile ADR ...................        122,000        4,367,600
                                                                  --------------
CHINA -- 6.0%
   China Mobile ................................        760,000        6,690,909
   PetroChina, Cl H ............................      6,080,000        4,571,764
                                                                  --------------
                                                                      11,262,673
                                                                  --------------
CZECH REPUBLIC -- 0.7%
   Erste Bank der Oesterreichischen
      Sparkassen ...............................         48,736        1,317,896
                                                                  --------------
HONG KONG -- 5.2%
   Hang Lung Group .............................      1,620,000        5,213,422
   Swire Pacific, Cl A .........................        240,000        1,690,355
   Swire Pacific, Cl B .........................      2,240,000        2,968,800
                                                                  --------------
                                                                       9,872,577
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

COMMON STOCK -- CONTINUED

                                                      SHARES           VALUE
                                                   ------------   --------------
HUNGARY -- 2.7%
   Danubius Hotel and Spa* .....................          2,039   $       52,504
   Richter Gedeon GDR ..........................         37,000        5,072,700
                                                                  --------------
                                                                       5,125,204
                                                                  --------------
INDIA -- 13.1%
   GlaxoSmith Kline Pharmaceuticals ............        150,657        3,381,698
   Grasim Industries ...........................        127,630        2,713,299
   Grasim Industries GDR .......................          3,000           62,310
   Hero Honda Motors ...........................        240,315        3,692,136
   Housing Development Finance .................        130,000        4,733,264
   ICICI Bank ..................................        229,939        1,914,999
   ICICI Bank ADR ..............................          2,200           37,598
   Infosys Technologies ........................        125,000        3,644,779
   Satyam Computer Services ....................        720,000        4,553,418
                                                                  --------------
                                                                      24,733,501
                                                                  --------------
INDONESIA -- 1.4%
   Astra International .........................      3,165,500        2,659,366
                                                                  --------------
ISRAEL -- 3.7%
   Check Point Software Technologies* ..........        156,000        3,154,320
   Teva Pharmaceutical Industries ADR ..........         91,000        3,902,080
                                                                  --------------
                                                                       7,056,400
                                                                  --------------
MALAYSIA -- 3.0%
   Bumiputra-Commerce Holdings .................      1,445,000        2,519,083
   Public Bank .................................      1,353,000        3,205,832
                                                                  --------------
                                                                       5,724,915
                                                                  --------------
MEXICO -- 9.2%
   Consorcio ARA ...............................      3,467,000        1,405,140
   Fomento Economico Mexicano ADR ..............        224,000        5,664,960
   Grupo Aeroportuario del Sureste ADR .........         69,000        2,224,560
   Grupo Financiero Banorte, Cl O ..............      2,166,300        4,180,934
   Organizacion Soriana, Cl B* .................      1,960,000        3,886,456
                                                                  --------------
                                                                      17,362,050
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

COMMON STOCK -- CONTINUED

                                                      SHARES           VALUE
                                                   ------------   --------------
PHILIPPINES -- 1.9%
   Ayala Land ..................................     15,000,000   $    1,826,170
   Bank of the Philippine Islands ..............      2,190,000        1,819,529
                                                                  --------------
                                                                       3,645,699
                                                                  --------------
RUSSIA -- 2.2%
   LUKOIL ADR ..................................        109,500        4,203,705
                                                                  --------------
SOUTH AFRICA -- 6.3%
   Massmart Holdings ...........................        781,000        7,015,058
   Truworths International .....................      1,451,286        4,936,789
                                                                  --------------
                                                                      11,951,847
                                                                  --------------
SOUTH KOREA -- 2.6%
   Daegu Bank ..................................        155,190          797,474
   Pusan Bank ..................................        190,460          983,157
   Shinsegae ...................................          8,925        3,165,535
                                                                  --------------
                                                                       4,946,166
                                                                  --------------
TAIWAN -- 5.4%
   Fubon Financial Holding .....................      2,797,000        1,697,116
   Taiwan Mobile ...............................      1,624,062        2,246,284
   Taiwan Semiconductor Manufacturing ..........      4,318,668        6,286,287
                                                                  --------------
                                                                      10,229,687
                                                                  --------------
THAILAND -- 4.1%
   PTT Exploration & Production* ...............      1,500,000        3,751,758
   Siam Cement .................................      1,340,000        4,053,022
                                                                  --------------
                                                                       7,804,780
                                                                  --------------
TURKEY -- 4.1%
   Akbank ......................................      1,500,000        5,165,929
   BIM Birlesik Magazalar ......................        122,000        2,470,435
                                                                  --------------
                                                                       7,636,364
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

COMMON STOCK -- CONTINUED

                                                      SHARES           VALUE
                                                   ------------   --------------
UNITED KINGDOM -- 1.5%
   Standard Chartered ..........................        165,000   $    2,725,203
                                                                  --------------
   TOTAL COMMON STOCK
      (Cost $235,592,261) ......................                     151,985,956
                                                                  --------------
PREFERRED STOCK -- 16.0%
BRAZIL -- 11.1%
   Banco Bradesco ADR ..........................        505,000        5,908,500
   Cia Vale do Rio Doce ADR ....................        510,000        5,972,100
   Petroleo Brasileiro ADR Cl A ................        240,000        5,296,800
   Ultrapar Participacoes ......................        206,000        3,808,292
                                                                  --------------
                                                                      20,985,692
                                                                  --------------
SOUTH KOREA -- 4.9%
   Hyundai Motor ...............................         10,690          162,876
   Samsung Electronics .........................         34,800        9,235,241
                                                                  --------------
                                                                       9,398,117
                                                                  --------------
   TOTAL PREFERRED STOCK
      (Cost $46,435,356) .......................                      30,383,809
                                                                  --------------
SHORT-TERM INVESTMENT -- 0.4%
   Northern Institutional, Diversified Assets
      Portfolio, 1.020% (A)
      (Cost $735,478) ..........................        735,478          735,478
                                                                  --------------
   TOTAL INVESTMENTS -- 96.8%
      (Cost $282,763,095) ......................                  $  183,105,243
                                                                  ==============

     PERCENTAGES ARE BASED ON NET ASSETS OF $189,073,607.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

ADR  AMERICAN DEPOSITARY RECEIPT

CL   CLASS

GDR  GLOBAL DEPOSITARY RECEIPT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
Investments, at value (Cost $282,763,095) .......................   $183,105,243
Foreign Currency, at value (Cost $34,928) .......................         34,860
Receivable for Capital Shares Sold ..............................      3,252,705
Receivable for Investment Securities Sold .......................      2,529,448
Dividends Receivable ............................................        388,558
Prepaid Expenses ................................................          9,157
                                                                    ------------
   TOTAL ASSETS .................................................    189,319,971
                                                                    ------------
LIABILITIES:
Payable due to Investment Adviser ...............................        101,639
Payable due to Administrator ....................................         16,924
Payable for Capital Shares Purchased ............................          4,326
Chief Compliance Officer Fees Payable ...........................          2,893
Payable due to Trustees .........................................            265
Accrued Foreign Capital Gains Tax on Appreciated Securities . ...            228
Other Accrued Expenses and Other Payables .......................        120,089
                                                                    ------------
   TOTAL LIABILITIES ............................................        246,364
                                                                    ------------
NET ASSETS ......................................................   $189,073,607
                                                                    ============
NET ASSETS CONSIST OF:
Paid-in Capital .................................................   $283,640,064
Undistributed Net Investment Income .............................      1,076,848
Accumulated Net Realized Gain on Investments and Foreign
   Currency and Translation of Other Assets and Liabilities
   Denominated in Foreign Currencies ............................      3,944,592
Net Unrealized Depreciation on Investments ......................    (99,657,852)
Accumulated Foreign Capital Gains Tax on Appreciated
   Securities ...................................................           (228)
Net Unrealized Appreciation on Foreign Currency and
   Translation of Other Assets and Liabilities Denominated
   in Foreign Currencies ........................................         70,183
                                                                    ------------
NET ASSETS ......................................................   $189,073,607
                                                                    ============
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization - no par value) .....................     27,792,155
NET ASSET VALUE, Offering and Redemption Price Per Share ........   $       6.80
                                                                    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            ABERDEEN EMERGING
                                                              MARKETS FUND
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2008

STATEMENT OF OPERATIONS

INVESTMENT INCOME:
Dividends .......................................................   $   7,087,549
Less: Foreign Taxes Withheld ....................................        (488,118)
                                                                    -------------
   TOTAL INVESTMENT INCOME ......................................       6,599,431
                                                                    -------------
EXPENSES:
Investment Advisory Fees ........................................       2,159,548
Administration Fees .............................................         239,223
Chief Compliance Officer Fees ...................................           9,358
Trustees' Fees ..................................................           4,904
Custodian Fees ..................................................         215,515
Transfer Agent Fees .............................................          72,921
Legal Fees ......................................................          56,840
Registration and Filing Fees ....................................          36,814
Audit Fees ......................................................          19,382
Printing Fees ...................................................          18,565
Other Expenses ..................................................          23,009
                                                                    -------------
   TOTAL EXPENSES ...............................................       2,856,079
Less:
   Waiver of Investment Advisory Fees ...........................        (575,764)
   Fees Paid Indirectly -- Note 4 ...............................            (702)
                                                                    -------------
   NET EXPENSES .................................................       2,279,613
                                                                    -------------
NET INVESTMENT INCOME ...........................................       4,319,818
                                                                    -------------
NET REALIZED GAIN (LOSS) ON:
   Investments ..................................................       4,351,813
   Foreign Currency Transactions ................................        (135,838)
                                                                    -------------
NET REALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS .................................................       4,215,975
                                                                    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments ..................................................    (153,180,927)
   Foreign Capital Gains Tax on Appreciated Securities ..........         545,459
   Foreign Currency Transactions ................................          73,518
                                                                    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
   INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ................    (152,561,950)
                                                                    -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS ........................................    (148,345,975)
                                                                    -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $(144,026,157)
                                                                    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED    PERIOD ENDED
                                                                     OCTOBER 31,     OCTOBER 31,
                                                                         2008           2007*
                                                                    -------------   ------------
OPERATIONS:
   Net Investment Income ........................................   $   4,319,818   $    790,007
   Net Realized Gain on Investments and
      Foreign Currency Transactions .............................       4,215,975      2,212,260
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments, Foreign Capital Gains Tax on Appreciated
      Securities and Foreign Currency Transactions ..............    (152,561,950)    35,834,601
                                                                    -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ...................................................    (144,026,157)    38,836,868
                                                                    -------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income ........................................      (4,196,688)            --
   Net Realized Gains ...........................................      (2,319,932)            --
                                                                    -------------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS ............      (6,516,620)            --
                                                                    -------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................................     141,035,721    119,148,780
   Reinvested ...................................................       6,337,930             --
   Redeemed .....................................................     (35,443,360)    (5,300,130)
   Issued in Connection with In-kind Transfer ...................              --     75,000,575
                                                                    -------------   ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ...     111,930,291    188,849,225
                                                                    -------------   ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ......................     (38,612,486)   227,686,093
                                                                    -------------   ------------
NET ASSETS:
   Beginning of Period ..........................................     227,686,093             --
                                                                    -------------   ------------
   End of  Period (Including Income Undistributed Net Investment
      of $1,076,848 and $684,574, respectively) .................   $ 189,073,607   $227,686,093
                                                                    =============   ============
SHARE TRANSACTIONS:
   Issued .......................................................      13,441,791     18,463,539
   Reinvested ...................................................         543,673             --
   Redeemed .....................................................      (4,162,895)      (493,953)
                                                                    -------------   ------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ...       9,822,569     17,969,586
                                                                    =============   ============

*    THE FUND COMMENCED OPERATIONS ON MAY 11, 2007.

AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                     YEAR ENDED   PERIOD ENDED
                                                                    OCTOBER 31,    OCTOBER 31,
                                                                        2008          2007*
                                                                    -----------   ------------
Net Asset Value, Beginning of Period ............................    $  12.67     $  10.00
                                                                     --------     --------
Income from Investment Operations:
Net Investment Income(1) ........................................        0.19         0.07
Net Realized and Unrealized Gain (Loss) .........................       (5.73)        2.60
                                                                     --------     --------
   Total from Investment Operations .............................       (5.54)        2.67
                                                                     --------     --------
Dividends and Distributions to Shareholders:
   Net Investment Income ........................................       (0.21)          --
   Net Realized Gains ...........................................       (0.12)          --
                                                                     --------     --------
   Total Dividends and Distributions to Shareholders ............       (0.33)          --
                                                                     --------     --------
Net Asset Value, End of Period ..................................    $   6.80     $  12.67
                                                                     ========     ========
TOTAL RETURN+ ...................................................      (44.80)%      26.70%
                                                                     ========     ========
RATIOS AND SUPPLEMENTAL DATA
Net Assests, End of Period (Thousands) ..........................    $189,074     $227,686
Ratio of Expenses to Average Net Assets(2) ......................        0.95%        0.95%**
Ratio of Expenses to Average Net Assets (excluding Waivers) .....        1.19%        1.26%**
Ratio of Net Investment Income to Average Net Assets ............        1.80%        1.29%**
Portfolio Turnover Rate .........................................          13%           4%***

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD BE EQUAL TO THE RATIO PRESENTED.

*    THE FUND COMMENCED OPERATIONS ON MAY 11, 2007.

**   ANNUALIZED.

***  NOT ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFER, WHERE APPLICABLE.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEE DURING THE PERIOD.

AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-one funds. The financial statements herein are those of the Aberdeen Emerging Markets Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. The Fund invests primarily in common stocks of emerging country issuers. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund commenced operations on May 11, 2007 and offers Institutional Class shares.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and could have a material impact to the Fund.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

     market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

     the determination whether a Committee meeting should be called based on the information provided.

     The Fund uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Fund's Administrator and can request that a meeting of the Committee be held.

     If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

     As of October 31, 2008, the total market value of securities valued in accordance with Fair Value Procedures was $113,861,390 or 60.2% of net assets.

     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

     On November 1, 2007, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

     return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

     The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Fund's financial statements, and therefore the Fund did not record any tax expense in the current period. If the Fund were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties.

     The Fund files U.S. federal income tax returns and if applicable, returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Fund's U.S. federal income tax returns filed for the fiscal years 2005 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis at the settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign with-

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

     holding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of October 31, 2008, there were no open forward foreign currency exchange contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

0.10% on the first $250 million of the Fund's average daily net assets 0.09% on the next $250 million of the Fund's average daily net assets 0.085% on the Fund's average daily net assets over $500 million

The Fund is subject to a minimum annual administration fee of $125,000. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

DST Systems, Inc. serves as transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Fund may earn cash management credits which are used to offset transfer agent expenses. During the year ended October 31, 2008, the Fund earned credits of $702. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

The Northern Trust Company acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.   INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Aberdeen Asset Management Inc. (the "Adviser") provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.90% of the Fund's average daily net assets. The Adviser has contractually agreed to limit the total expenses of the Institutional shares of the Fund to 0.95% until April 16, 2010.

Sub-advisory services are provided to the Fund pursuant to agreements between the Adviser and Aberdeen Asset Management Investment Services Ltd. and Aberdeen Asset Management Asia Limited (the "sub-advisers"). Under the terms of the sub-advisory agreements, the Adviser compensates the sub-advisers out of its advisory fee.

6.   INVESTMENT TRANSACTIONS:

For the year ended October 31, 2008, the Fund made purchases of $145,991,219 and sales of $30,618,730 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

7.   FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. These differences are due to reclassifications of foreign currency gains and losses, foreign tax withholding, and the sale of investment in Passive Foreign Investment Companies. Permanent book and tax differences resulted in a reclassification of $269,144 to undistributed net investment income and a reclassification of $(269,144) from accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Fund.

The tax character of dividends and distributions declared during the fiscal year ended October 31, 2008 were as follows:

        ORDINARY      LONG-TERM
         INCOME     CAPITAL GAIN       TOTAL
       ----------   ------------   ------------
2008   $4,530,574     $1,986,046     $6,516,620
2007           --             --             --

As of October 31, 2008, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income           $   1,934,438
Undistributed Long-Term Capital Gains       5,016,966
Unrealized Depreciation                  (101,517,861)
                                        -------------
Total Accumulated Losses                $ (94,566,457)
                                        =============

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2008, the Fund had no outstanding capital loss carryforwards.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding accumulated foreign capital gains tax on appreciated securities and foreign currency) by the Fund at October 31, 2008, were as follows:

                 AGGREGATE      AGGREGATE
                  GROSS           GROSS
   FEDERAL      UNREALIZED      UNREALIZED      NET UNREALIZED
  TAX COST     APPRECIATION    DEPRECIATION      DEPRECIATION
------------   ------------   -------------    ---------------
$284,693,059     $176,253     $(101,764,069)    $(101,587,816)

8.   CONCENTRATION OF RISKS:

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or unrealized or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized.

At October 31, 2008, the net assets of the Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

9.   OTHER:

At October 31, 2008, 13% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. This shareholder is comprised of omnibus accounts that are held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

10.  IN-KIND TRANSFER OF SECURITIES:

During the period ended October 31, 2007, the Fund issued shares of beneficial interest in exchange for securities. The securities were exchanged on a tax free basis on the date of the transaction. The details of the in-kind transfer were as follows:

Transaction date:             05/14/07
Shares issued:               7,500,058
Value:                     $75,000,575
Unrealized appreciation:   $17,139,452

11.  ACCOUNTING PRONOUNCEMENTS:

In September 2006, the FASB issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

In March 2008, the FASB issued SFAS No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Funds' financial statements and related disclosures.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
The Advisors' Inner Circle Fund II and Shareholders of
Aberdeen Emerging Markets Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Aberdeen Emerging Markets Fund (one of the funds constituting The Advisors' Inner Circle Fund II, hereafter referred to as the "Fund") at October 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period May 11, 2007 (commencement date) through October 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2008

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

DISCLOSURE OF FUND EXPENSES (UNAUDITED) -- CONCLUDED

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                           5/1/08     10/31/08     RATIOS      PERIOD*
                         ---------   ---------   ----------   --------
ABERDEEN EMERGING MARKETS FUND -- INSTITUTIONAL CLASS SHARES
ACTUAL FUND RETURN       $1,000.00   $  583.20      0.95%       $3.78

HYPOTHETICAL 5% RETURN   $1,000.00   $1,020.36      0.95%       $4.82

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                      This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND II                       ABERDEEN EMERGING
                                                         MARKETS FUND
                                                         OCTOBER 31, 2008

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-392-2626. The following chart lists Trustees and Officers as of November 12, 2008.

                                                                               NUMBER OF
                                                                                FUNDS IN
                                       TERM OF                               THE ADVISORS'
                                     OFFICE AND                               INNER CIRCLE
                      POSITION(S)     LENGTH OF                                 FUND II
  NAME, ADDRESS,       HELD WITH        TIME       PRINCIPAL OCCUPATION(S)    OVERSEEN BY          OTHER DIRECTORSHIPS
       AGE(1)          THE TRUST      SERVED(2)      DURING PAST 5 YEARS      BOARD MEMBER       HELD BY BOARD MEMBER(3)
-------------------   -----------   ------------   -----------------------   -------------   ------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER        Chairman    (Since 1991)   Currently performs              31        Trustee of The Advisors' Inner
62 yrs. old              of the                    various services on                       Circle Fund, Bishop Street
                        Board of                   behalf of SEI                             Funds, SEI Asset Allocation
                        Trustees                   Investments for which                     Trust, SEI Daily Income Trust,
                                                   Mr. Nesher is                             SEI Institutional
                                                   compensated.                              International Trust, SEI
                                                                                             Institutional Investments
                                                                                             Trust, SEI Institutional
                                                                                             Managed Trust, SEI Liquid
                                                                                             Asset Trust, SEI Tax Exempt
                                                                                             Trust, and SEI Alpha Strategy
                                                                                             Portfolios, L.P., Director of
                                                                                             SEI Global Master Fund, plc,
                                                                                             SEI Global Assets Fund, plc,
                                                                                             SEI Global Investments Fund,
                                                                                             plc, SEI Investments Global,
                                                                                             Limited, SEI Investments --
                                                                                             Global Fund Services, Limited,
                                                                                             SEI Investments (Europe),
                                                                                             Limited, SEI Investments --
                                                                                             Unit Trust Management (UK),
                                                                                             Limited, SEI Global Nominee
                                                                                             Ltd., SEI Opportunity Fund,
                                                                                             L.P., SEI Structured Credit
                                                                                             Fund, L.P., and SEI
                                                                                             Multi-Strategy Funds plc.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                                     28 & 29

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                                                               NUMBER OF
                                                                                FUNDS IN
                                       TERM OF                               THE ADVISORS'
                                     OFFICE AND                               INNER CIRCLE
                      POSITION(S)     LENGTH OF                                 FUND II
  NAME, ADDRESS,       HELD WITH        TIME       PRINCIPAL OCCUPATION(S)    OVERSEEN BY          OTHER DIRECTORSHIPS
       AGE(1)          THE TRUST      SERVED(2)      DURING PAST 5 YEARS      BOARD MEMBER       HELD BY BOARD MEMBER(3)
-------------------   -----------   ------------   -----------------------   -------------   ------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)

WILLIAM M. DORAN        Trustee     (Since 1992)   Self-employed                   31        Trustee of The Advisors' Inner
1701 Market Street,                                consultant since 2003                     Circle Fund, Bishop Street
Philadelphia,                                      Partner, Morgan, Lewis                    Funds, SEI Asset Allocation
PA 19103                                           & Bockius LLP (law                        Trust, SEI Daily Income Trust,
68 yrs. old                                        firm) from 1976 to                        SEI Institutional
                                                   2003, counsel to the                      International Trust, SEI
                                                   Trust, SEI, SIMC, the                     Institutional Investments
                                                   Administrator and the                     Trust, SEI Institutional
                                                   Distributor. Secretary                    Managed Trust, SEI Liquid
                                                   of SEI since 1978.                        Asset Trust, SEI Tax Exempt
                                                                                             Trust, and SEI Alpha Strategy
                                                                                             Portfolios, L.P., Director of
                                                                                             SEI since 1974. Director of
                                                                                             the Distributor since 2003.
                                                                                             Director of SEI Investments --
                                                                                             Global Fund Services, Limited,
                                                                                             SEI Investments Global,
                                                                                             Limited, SEI Investments
                                                                                             (Europe), Limited, SEI
                                                                                             Investments (Asia), Limited
                                                                                             and SEI Asset Korea Co., Ltd.

INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY         Trustee     (Since 1994)   Attorney, sole                  31        Trustee of The Advisors' Inner
77 yrs. old                                        practitioner since                        Circle Fund, Bishop Street
                                                   1994. Partner, Dechert                    Funds, Massachusetts Health
                                                   Price & Rhoads, (law                      and Education Tax-Exempt
                                                   firm) September 1987-                     Trust, U.S. Charitable Gift
                                                   December 1993.                            Trust, SEI Asset Allocation
                                                                                             Trust, SEI Daily Income Trust,
                                                                                             SEI Institutional
                                                                                             International Trust, SEI
                                                                                             Institutional Investments
                                                                                             Trust, SEI Institutional
                                                                                             Managed Trust, SEI Liquid
                                                                                             Asset Trust, SEI Tax Exempt
                                                                                             Trust, and SEI Alpha Strategy
                                                                                             Portfolios, L.P.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                                     30 & 31

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                                                               NUMBER OF
                                                                                FUNDS IN
                                       TERM OF                               THE ADVISORS'
                                     OFFICE AND                               INNER CIRCLE
                      POSITION(S)     LENGTH OF                                 FUND II
  NAME, ADDRESS,       HELD WITH        TIME       PRINCIPAL OCCUPATION(S)    OVERSEEN BY          OTHER DIRECTORSHIPS
       AGE(1)          THE TRUST      SERVED(2)      DURING PAST 5 YEARS      BOARD MEMBER       HELD BY BOARD MEMBER(3)
-------------------   -----------   ------------   -----------------------   -------------   ------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

GEORGE J.               Trustee     (Since 1999)   Self-Employed                   31        Trustee of The Advisors' Inner
SULLIVAN, JR.                                      Consultant, Newfound                      Circle Fund, Bishop Street
65 yrs. old                                        Consultants Inc. since                    Funds, State Street Navigator
                                                   April 1997.                               Securities Lending Trust, SEI
                                                                                             Asset Allocation Trust, SEI
                                                                                             Daily Income Trust, SEI
                                                                                             Institutional International
                                                                                             Trust, SEI Institutional
                                                                                             Investments Trust, SEI
                                                                                             Institutional Managed Trust,
                                                                                             SEI Liquid Asset Trust, SEI
                                                                                             Tax Exempt Trust and SEI Alpha
                                                                                             Strategy Portfolios, L.P.,
                                                                                             Director of SEI Opportunity
                                                                                             Fund, L.P., and SEI Structured
                                                                                             Credit Fund, L.P.

BETTY L. KRIKORIAN      Trustee     (Since 2005)   Vice President                  31        Trustee of The Advisors' Inner
65 yrs. old                                        Compliance, AARP                          Circle Fund and Bishop Street
                                                   Financial Inc. since                      Funds.
                                                   September, 2008.
                                                   Self-Employed Legal and
                                                   Financial Services
                                                   Consultant since 2003.
                                                   In-house Counsel, State
                                                   Street Bank Global
                                                   Securities and Cash
                                                   Operations from 1995 to
                                                   2003.

CHARLES E. CARLBOM      Trustee     (Since 2005)   Self-Employed Business          31        Director, Crown Pacific, Inc.
74 yrs. old                                        Consultant, Business                      and Trustee of The Advisors'
                                                   and Project Inc. since                    Inner Circle Fund and Bishop
                                                   1997. CEO and                             Street Funds.
                                                   President, United
                                                   Grocers Inc. from 1997
                                                   to 2000.

MITCHELL A. JOHNSON     Trustee     (Since 2005)   Private Investor since          31        Trustee of The Advisors' Inner
66 yrs. old                                        1994.                                     Circle Fund, Bishop Street
                                                                                             Funds, SEI Asset Allocation
                                                                                             Trust, SEI Daily Income Trust,
                                                                                             SEI Institutional
                                                                                             International Trust, SEI
                                                                                             Institutional Investments
                                                                                             Trust, SEI Institutional
                                                                                             Managed Trust, SEI Liquid
                                                                                             Asset Trust, SEI Tax Exempt
                                                                                             Trust and SEI Alpha Strategy
                                                                                             Portfolios, L.P.

JOHN K. DARR            Trustee     (Since 2008)   CEO, Office of Finance,         31        Director of Federal Home Loan
64 yrs. old                                        FHL Banks from 1992 to                    Bank of Pittsburgh and Manna,
                                                   2007.                                     Inc. and Trustee of Advisors'
                                                                                             Inner Circle Fund and Bishop
                                                                                             Street Funds.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

                                     32 & 33

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                                                               NUMBER OF
                                                                                FUNDS IN
                                       TERM OF                               THE ADVISORS'
                                     OFFICE AND                               INNER CIRCLE
                      POSITION(S)     LENGTH OF                                 FUND II
  NAME, ADDRESS,       HELD WITH        TIME       PRINCIPAL OCCUPATION(S)    OVERSEEN BY          OTHER DIRECTORSHIPS
       AGE(1)          THE TRUST       SERVED        DURING PAST 5 YEARS      BOARD MEMBER        HELD BY BOARD MEMBER
-------------------   -----------   ------------   -----------------------   -------------   ------------------------------
OFFICERS

PHILIP T. MASTERSON    President    (Since 2008)   Managing Director of           N/A                      N/A
44 yrs. old                                        SEI Investments since
                                                   2006, Vice President
                                                   and Assistant Secretary
                                                   of the Administration
                                                   from 2004 to 2006.
                                                   General Counsel of
                                                   Citco Mutual Fund
                                                   Services from 2003 to
                                                   2004. Vice President
                                                   and Associate Counsel
                                                   for the Oppenheimer
                                                   Funds from 2001-2003.

MICHAEL LAWSON         Treasurer,   (Since 2005)   Director, SEI                  N/A                      N/A
48 yrs. old            Controller                  Investments, Fund
                       and Chief                   Accounting since July
                       Financial                   2005. Manager, SEI
                        Officer                    Investments, Fund
                                                   Accounting from April
                                                   1995 to February 1998
                                                   and November 1998 to
                                                   July 2005.

RUSSELL EMERY            Chief      (Since 2006)   Director of Investment         N/A                      N/A
45 yrs. old            Compliance                  Product Management and
                        Officer                    Development at SEI
                                                   Investments since
                                                   February 2003. Senior
                                                   Investment Analyst,
                                                   Equity team at SEI
                                                   Investments from March
                                                   2000 to February 2003.

JOSEPH M. GALLO           Vice      (Since 2007)   Corporate Counsel of           N/A                      N/A
35 yrs. old            President                   SEI since 2007;
                          and                      AssociateCounsel, ICMA
                       Secretary                   Retirement Corporation,
                                                   2004-2007; Federal
                                                   Investigator, U.S.
                                                   Department of Labor,
                                                   2002-2004; U.S.
                                                   Securities and Exchange
                                                   Commission - Department
                                                   of Investment
                                                   Management, 2003.

CAROLYN F. MEAD           Vice      (Since 2007)   Corporate Counsel of           N/A                      N/A
51 yrs. old            President                   SEI since 2007;
                          and                      Associate, Stradley,
                       Assistant                   Ronon, Stevens & Young,
                       Secretary                   2004-2007; Counsel, ING
                                                   Variable Annuities,
                                                   1999-2002.

JAMES NDIAYE              Vice      (Since 2004)   Employed by SEI                N/A                      N/A
40 yrs. old            President                   Investments Company
                          and                      since 2004. Vice
                       Assistant                   President, Deutsche
                       Secretary                   Asset Management from
                                                   2003-2004. Associate,
                                                   Morgan, Lewis & Bockius
                                                   LLP from 2000- 2003.
                                                   Counsel, Assistant Vice
                                                   President, ING Variable
                                                   Annuities Group from
                                                   1999-2000.

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                     34 & 35

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                                                               NUMBER OF
                                                                                FUNDS IN
                                       TERM OF                               THE ADVISORS'
                                     OFFICE AND                               INNER CIRCLE
                      POSITION(S)     LENGTH OF                                 FUND II
  NAME, ADDRESS,       HELD WITH        TIME       PRINCIPAL OCCUPATION(S)    OVERSEEN BY          OTHER DIRECTORSHIPS
       AGE(1)          THE TRUST       SERVED        DURING PAST 5 YEARS      BOARD MEMBER        HELD BY BOARD MEMBER
-------------------   -----------   ------------   -----------------------   -------------   ------------------------------
OFFICERS (CONTINUED)

TIMOTHY D. BARTO       Assistant    (Since 2000)   General Counsel, Vice          N/A                      N/A
40 yrs. old               Vice                     President and Assistant
                       President                   Secretary of SEI
                          and                      Investments Global
                       Assistant                   Funds Services since
                       Secretary                   1999; Associate,
                                                   Dechert (law firm) from
                                                   1997-1999; Associate,
                                                   Richter, Miller & Finn
                                                   (law firm) from
                                                   1994-1997.

ANDREW S. DECKER      AML Officer   (Since 2008)   Compliance Officer and         N/A                      N/A
45 yrs. old                                        Product Manager, SEI
                                                   2005-2008. Vice
                                                   President, Old Mutual
                                                   Capital 2000-2005.
                                                   Operations Director,
                                                   Prudential Investments,
                                                   1998-2000.

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                     36 & 37

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2008

NOTICE TO SHAREHOLDERS (UNAUDITED)

                     LONG TERM       ORDINARY                   QUALIFYING    INTEREST     SHORT-TERM    FOREIGN
                    CAPITAL GAIN      INCOME         TOTAL       DIVIDEND      RELATED    CAPITAL GAIN     TAX
FUND               DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS   INCOME(1)   DIVIDENDS(2) DIVIDENDS(3)  CREDIT(4)
----               -------------  -------------  -------------  ----------  ------------  ------------  ---------
Aberdeen Emerging
   Markets Fund        28.25%         71.75%        100.00%       12.02%        3.39%        100.00%      10.17%

(1) The percentage in this column represents the amount of "Qualifying Dividend Income" as designated by the Jobs and Growth Tax Relief reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(2) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(3) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(4) Foreign tax credit pass through represents the amount eligible for the foreign tax credit and is reflected as a percentage of "Net Investment Income Distributions."

The Fund intends to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2008, the total amount of foreign source income is $4,729,053. The total amount of foreign tax to be paid is $512,973. Your allocated share of foreign tax credit will be reported on Form 1099 DIV.

                                     NOTES

                                     NOTES

                         ABERDEEN EMERGING MARKETS FUND
                                 P.O. Box 219009
                             Kansas City, MO 64121
                                  866-392-2626

                                    ADVISER:
                         Aberdeen Asset Management Inc.
                           1735 Market St., 37th Floor
                             Philadelphia, PA 19103

                                  SUB-ADVISERS:
               Aberdeen Asset Management Investment Services Ltd.
                               One Bow Churchyard
                            London, England EC4M 9HH

                     Aberdeen Asset Management Asia Limited
                                21 Church Street
                           #01-01 Capital Square Two
                                Singapore 049480

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Fund described.

AAM-AR-001-0200

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last fiscal period as follows:

------------------- ------------------------------------------------ ------------------------------------------------
                                         2008                                              2007*
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(a)       Audit        $19,100            $0               $0            $18,200            $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(b)       Audit-          $0              $0               $0              $0               $0              $0
          Related
          Fees
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(c)       Tax             $0              $0               $0              $0               $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(d)       All             $0              $0               $0              $0               $0              $0
          Other
          Fees
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------

* Fund commenced operations on May 11, 2007.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):

             ------------------------- ---------------- ---------------
                                            2008             2007
             ------------------------- ---------------- ---------------
             Audit-Related Fees              0%               0%

             ------------------------- ---------------- ---------------
             Tax Fees                        0%               0%

             ------------------------- ---------------- ---------------
             All Other Fees                  0%               0%

             ------------------------- ---------------- ---------------

(f)    Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(A)(1) CODE OF ETHICS ATTACHED HERETO.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President

Date:  December 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President

Date:  December 28, 2008


By (Signature and Title)*               /s/ Michael Lawson
                                        ------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO

Date:  December 28, 2008


* Print the name and title of each signing officer under his or her signature.